Condensed Consolidated Interim Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock And Additional Paid In Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total Company Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at March 31, 2020 (Revised, Note 3) at Dec. 31, 2019	$ 822,942	$ 29	$ 62,571	$ 885,542		$ 885,542
Balance end, shares at Dec. 31, 2019	87,187,289
Share-based compensation expense	$ 1,635			1,635		1,635
Vesting of restricted share units
Vesting of restricted share units, shares	307,599
Other		29		29		29
Net income			11,947	11,947		11,947
Balance at March 31, 2020 (Revised, Note 3) at Mar. 31, 2020	$ 824,577	58	74,518	899,153		899,153
Balance end, shares at Mar. 31, 2020	87,494,888
Balance at December 31, 2019 (Revised, Note 3) at Dec. 31, 2019	$ 822,942	29	62,571	885,542		885,542
Balance at beginning, shares at Dec. 31, 2019	87,187,289
Balance at March 31, 2020 (Revised, Note 3) at Dec. 31, 2020	$ 831,146	64	113,216	944,426	(8)	944,418
Balance end, shares at Dec. 31, 2020	87,777,553
Share-based compensation expense	$ 1,561			1,561		1,561
Shares issued to SAPESCO Selling Shareholders (Note 4)	$ 13,453			13,453		13,453
Shares issued to SAPESCO Selling Shareholders (Note 4). shares	2,382,039
Vesting of restricted share units
Vesting of restricted share units, shares	693,015
Other		33		33		33
Net income			11,472	11,472		11,472
Balance at March 31, 2020 (Revised, Note 3) at Mar. 31, 2021	$ 846,160	$ 97	$ 124,688	$ 970,945	$ (8)	$ 970,937
Balance end, shares at Mar. 31, 2021	90,852,607